Financial assets and liabilities - Additional Information, Valuation Processed of Contingent Consideration (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jan. 31, 2026
Disclosure Of Financial Instruments [Line Items]
Derivative financial liabilities	$ 0	$ 10,262
Contingent consideration
Disclosure Of Financial Instruments [Line Items]
Expected term	12 months	7 months
Derivative financial liabilities			$ 2,400